Taxes (Details) - Schedule of Unrecognized Tax Benefit - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Unrecognized Tax Benefit [Abstract]
Balance as of beginning of year	$ 1,066,949
Increase related to prior year tax positions	26,252	5,639
Increase related to current year tax positions	847,448	1,061,310
Balance as of end of year	$ 1,940,649	$ 1,066,949